MERRILL LYNCH
SPECIAL VALUE
FUND, INC.









FUND LOGO









Quarterly Report

June 30, 1997




Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Daniel V. Szemis, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863














This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper

MERRILL LYNCH SPECIAL VALUE FUND, INC.



DEAR SHAREHOLDER


Shifting investor perceptions regarding the direction of the US economy brought continued volatility to the US financial markets during much of the quarter ended June 30, 1997. Increasing evidence of noninflationary economic growth boosted investor confidence, which was confirmed further shortly after the quarter's close when, as widely expected, the Federal Reserve Board (FRB) chose to leave monetary policy unchanged. This confluence of positive indicators helped produce a significant rally in the US stock market. The unmanaged Standard & Poor's 500 Composite Average, led by its 50 largest issues (in terms of stock market capitalization), generated a +17.43% total return for the second quarter. A slight decline in interest rates during the quarter resulted in a modest positive total return for US fixed-income investments.

Current consensus expectations are for the US economy's rate of growth to lose some momentum. Although gross domestic product growth for the first quarter of the year was revised slightly upward to 5.9%, there are indications that the second quarter's rate of growth will be lower. At the same time, inflationary pressures remain contained, supported by the June employment report showing moderate growth in wages along with a slight increase in unemployment. It remains to be seen whether economic activity moderates enough to rule out future FRB monetary policy tightenings.

The US dollar continued to be strong relative to other currencies. In Europe, investors are uncertain regarding the viability of economic and monetary union, while scandals continue to depress investor confidence in Japan. At present, it appears that the US economy is perceived most favorably by investors for its ongoing growth and limited inflationary pressures. If economic data releases continue to support this point of view, the outlook for the US capital markets will remain positive.

Portfolio Matters
During the quarter ended June 30, 1997, Merrill Lynch Special Value Fund, Inc. significantly outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +19.44%, +19.10%, +19.14% and +19.36%, respectively. This compares to the total return of +16.21 % for the Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3 to 6 of this report to shareholders.)

In the first few weeks of the quarter, small-capitalization stocks extended their year-to-date losses. Then on April 28, 1997, the Russell 2000 Index reversed course and began to move sharply higher on the expectation of sustained economic growth and modest inflation. Small company stocks received an added boost when congressional leaders supported a reduction in the capital gains tax. Such legislation would benefit small-capitalization stocks more than large-capitalization stocks because they generally provide a greater portion of their investment return in the form of capital appreciation rather than dividend payments. The unmanaged Russell 2000 Index's total return was an impressive +11.12% in May, surpassing the +6.01% total return posted by the unmanaged Standard and Poor's (S&P) 500 Composite Index. The period of outperformance was short-lived, however, and the Russell 2000 Index trailed the broader market indexes in June. For the quarter as a whole, the Russell 2000 Index total return of +16.21% slightly lagged the S&P 500 Composite Index total return of +17.43%.

Within the benchmark Russell 2000 Index, all 12 economic sectors posted substantial gains for the quarter ended June 30, 1997. The technology, producer durables and transportation sectors posted the steepest advances, while the materials processing, utilities and integrated oil sectors posted comparatively weak returns. Merrill Lynch Special Value Fund, Inc. benefited from favorable sector positioning in the quarter. The portfolio was heavily weighted in the better-performing technology and producer durables sectors, and significantly underweighted in the weaker utilities and financial services sectors. The Fund had minimal exposure to utility stocks, and no exposure to real estate investment trusts, which were one of the weakest industry components in the financial services sector. Specific stock selection also made a significant positive contribution to performance for the quarter, with the majority of the Fund's stock sectors outperforming their respective sectors in the benchmark. The Fund's excess return over the Russell 2000 Index was attributable to both favorable sector positioning and company-specific events which caused some of the portfolio's largest investment positions to appreciate sharply.

Individual stocks that most benefited the Fund's performance during the three months ended June 30, 1997, in order of their contribution to total return, included Metromail Corp., DII Group, Inc., Transitional Hospitals Corp. and CHS Electronics, Inc. Shares of Metromail Corp., a provider of consumer databases and marketing information, appreciated sharply following the announcement that Sprint Corp. selected Metromail Corp. to provide branded national directory assistance to its local and long distance telephone customers. Shares of Transitional Hospitals Corp., a provider of long-term acute healthcare services, rallied after the company received competing buyout offers from both Select Medical Corp. and Vencor, Inc. We sold the Fund's shares of Transitional Hospitals Corp. at a substantial profit following Vencor, Inc.'s higher takeover offer. Shares of DII Group, Inc., a contract electronic manufacturing company, surged based on an acceleration in new orders and first quarter earnings which exceeded analysts' expectations. Shares of CHS Electronics, Inc., an international distributor of micro-computers and related products, further appreciated in the June quarter based on strong operating results and the successful integration of several acquisitions made within the last year.

The Fund's performance in the June quarter was hindered by investments in TALX Corp. and Levitz Furniture, Inc. Shares of TALX Corp., a provider of computer telephony solutions, retreated as the company failed to meet expectations set by analysts at the time of their initial public offering. Shares of Levitz Furniture, Inc. performed poorly given a difficult environment for retail furniture stocks and the company's high financial leverage.

Notable changes to the Fund's investment position during the quarter ended June 30, 1997 included an increase in the consumer discretionary sector, and a decrease in the healthcare, financial services and technology sectors. The healthcare and financial services sectors declined primarily as a result of merger and acquisition activity involving Fund holdings, while the technology sector declined based on the sales of stocks that had reached our internal price objectives. The Fund ended the June quarter with approximately $739 million in net assets and 9.7% of net assets in cash reserves, up from 6.5% at the end of the March 31, 1997 quarter. The higher cash position was the result of normal portfolio turnover, and did not reflect a change in our positive investment outlook. We continue to find small-capitalization stocks trading at attractive valuations, and do not expect cash holdings to rise significantly above the current level.

In Conclusion
We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Daniel V. Szemis)
Daniel V. Szemis
Vice President and Portfolio Manager





PERFORMANCE DATA

About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +30.23%        +23.39%
Five Years Ended 6/30/97                  +19.34         +18.06
Ten Years Ended 6/30/97                   + 9.27         + 8.68

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/97                        +28.87%        +24.87%
Five Years Ended 6/30/97                  +18.12         +18.12
Inception (10/21/88) through 6/30/97      +11.34         +11.34

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/97                        +28.87%        +27.87%
Inception (10/21/94)
through 6/30/97                           +22.34         +22.34

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +29.93%        +23.11%
Inception (10/21/94)
through 6/30/97                           +23.30         +20.85

[FN]
 *Maximum sales charge is 5.25%
**Assuming maximum sales charge.





PERFORMANCE DATA (continued)



Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $6,349.20 on June 30, 1997.



Recent Performance Results

                                                                                                12 Month     3 Month
                                                                   6/30/97  3/31/97   6/30/96   % Change     % Change
ML Special Value Fund, Inc. Class A Shares*                        $21.01   $17.59    $19.17    +17.22%(1)   +19.44%
ML Special Value Fund, Inc. Class B Shares*                         20.14    16.91     18.52    +16.59(1)    +19.10
ML Special Value Fund, Inc. Class C Shares*                         19.98    16.77     18.40    +16.48(1)    +19.14
ML Special Value Fund, Inc. Class D Shares*                         20.96    17.56     19.13    +17.19(1)    +19.36
Russell 2000 Index**                                               396.37   342.56    346.62    +14.35       +15.71
ML Special Value Fund, Inc. Class A Shares--Total Return*                                       +30.23(2)    +19.44
ML Special Value Fund, Inc. Class B Shares--Total Return*                                       +28.87(3)    +19.10
ML Special Value Fund, Inc. Class C Shares--Total Return*                                       +28.87(4)    +19.14
ML Special Value Fund, Inc. Class D Shares--Total Return*                                       +29.93(5)    +19.36
Russell 2000 Index**--Total Return                                                              +16.33       +16.21

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1)Percent change includes reinvestment of $1.233 per share capital gains distributions.
(2)Percent change includes reinvestment of $2.014 per share ordinary income dividends and $1.233 per share capital gains distributions.
(3)Percent change includes reinvestment of $1.850 per share ordinary income dividends and $1.233 per share capital gains distributions.
(4)Percent change includes reinvestment of $1.854 per share ordinary income dividends and $1.233 per share capital gains distributions.
(5)Percent change includes reinvestment of $1.971 per share ordinary income dividends and $1.233 per share capital gains distributions

Performance Summary--Class A Shares
                                    Net Asset Value      Capital Gains
Period Covered                   Beginning     Ending     Distributed   Dividends Paid*  % Change**
5/5/78--12/31/78                  $  9.60     $  8.70          --          $0.190         - 7.63%
1979                                 8.70       10.16        $0.370         0.320         +25.67
1980                                10.16       12.54         0.500         0.195         +33.62
1981                                12.54       10.58         0.890         0.390         - 6.27
1982                                10.58       10.67         0.650         0.380         +12.70
1983                                10.67       12.45         0.610         0.070         +22.40
1984                                12.45       11.10         0.290         0.120         - 7.60
1985                                11.10       14.29         0.340         0.090         +33.14
1986                                14.29       13.97         0.620         0.050         + 1.88
1987                                13.97       10.32         1.086         0.143         -18.52
1988                                10.32       11.83         0.017         0.233         +17.06
1989                                11.83       11.65          --           0.237         + 0.42
1990                                11.65        8.32          --           0.148         -27.52
1991                                 8.32       12.80          --           0.080         +54.87
1992                                12.80       14.96          --           0.019         +17.04
1993                                14.96       15.66         0.594         0.811         +14.26
1994                                15.66       14.70         0.561         0.940         + 3.81
1995                                14.70       17.10         0.151         0.675         +22.34
1996                                17.10       17.83         1.233         2.014         +23.90
1/1/97--6/30/97                     17.83       21.01          --            --           +17.84
                                                             ------        ------
                                                       Total $7.912  Total $7.105

                                                  Cumulative total return as of 6/30/97: +570.10%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                    Net Asset Value      Capital Gains
Period Covered                   Beginning     Ending     Distributed   Dividends Paid*  % Change**
10/21/88--12/31/88                 $12.01      $11.82        $0.017        $0.095         - 0.62%
1989                                11.82       11.61          --           0.140         - 0.64
1990                                11.61        8.29          --           0.050         -28.26
1991                                 8.29       12.69          --           0.019         +53.32
1992                                12.69       14.70          --            --           +15.84
1993                                14.70       15.31         0.594         0.692         +13.07
1994                                15.31       14.30         0.561         0.828         + 2.79
1995                                14.30       16.61         0.151         0.513         +21.12
1996                                16.61       17.18         1.233         1.850         +22.57
1/1/97--6/30/97                     17.18       20.14          --            --           +17.23
                                                             ------        ------
                                                       Total $2.556  Total $4.187

                                                  Cumulative total return as of 6/30/97: +154.43%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)


Performance Summary--Class C Shares
                                    Net Asset Value      Capital Gains
Period Covered                   Beginning     Ending     Distributed   Dividends Paid*  % Change**
10/21/94--12/31/94                 $15.06      $14.24        $0.192        $0.430         - 1.15%
1995                                14.24       16.50         0.151         0.544         +21.09
1996                                16.50       17.05         1.233         1.854         +22.64
1/1/97--6/30/97                     17.05       19.98          --            --           +17.18
                                                             ------        ------
                                                       Total $1.576  Total $2.828

                                                   Cumulative total return as of 6/30/97: +72.01%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary--Class D Shares
                                    Net Asset Value      Capital Gains
Period Covered                   Beginning     Ending     Distributed   Dividends Paid*  % Change**
10/21/94--12/31/94                 $15.52      $14.69        $0.192        $0.447         - 1.06%
1995                                14.69       17.09         0.151         0.639         +22.09
1996                                17.09       17.81         1.233         1.971         +23.58
1/1/97--6/30/97                     17.81       20.96          --            --           +17.69
                                                             ------        ------
                                                       Total $1.576  Total $3.057

                                                   Cumulative total return as of 6/30/97: +75.67%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



SCHEDULE OF INVESTMENTS
                                                                                                                      Percent of
Sectors*                     Shares Held              Stocks                                  Cost           Value    Net Assets
Auto & Transportation             181,900    Air Express International Corp.              $  4,842,726   $  7,230,525    1.0%
                                1,823,500    Envirosource, Inc.                              6,792,508      3,647,000    0.5
                                  630,300    Landair Services, Inc.                          6,282,236      8,981,775    1.2
                                   50,000    Reno Air, Inc.                                    380,010        431,250    0.0
                                  400,000    Walbro Corp.                                    7,494,717      8,100,000    1.1
                                                                                          ------------   ------------  ------
                                                                                            25,792,197     28,390,550    3.8

Consumer Discretionary              1,317    Alfin, Inc. (Preferred) (a)                             0         24,259    0.0
                                  841,500    Au Bon Pain Company, Inc. (Class A)             5,363,795      5,680,125    0.8
                                  814,200    J. Baker, Inc.                                  7,767,084      6,411,825    0.9
                                  519,900    CHS Electronics, Inc.                           6,288,613     13,777,350    1.9
                                  579,300    CML Group, Inc.                                 1,766,865      1,049,981    0.1
                                   68,000    Catalina Marketing Corporation                  1,733,496      3,272,500    0.4
                                  345,300    Catherines Stores Corp.                         3,244,894      1,294,875    0.2
                                  414,700    Chico's Fashions, Inc.                          2,890,033      2,203,094    0.3
                                  426,400    Department 56, Inc.                             9,867,996      9,460,750    1.3
                                  235,000    Farah, Inc.                                     1,606,481      1,498,125    0.2
                                   13,900    Fingerhut Companies, Inc.                         235,258        242,381    0.0
                                1,344,700    Grossman's, Inc.                                2,518,600        252,131    0.0
                                  360,000    HA-LO Industries, Inc.                          4,991,888      8,505,000    1.2
                                  431,300    ITI Technologies, Inc.                          5,169,729      9,865,988    1.3
                                1,138,500    Levitz Furniture, Inc.                          5,717,608      1,636,594    0.2
                                1,263,800    Metromail Corp.                                21,482,752     31,279,050    4.2
                                  103,400    New Horizons Worldwide, Inc.                    1,337,732      1,163,250    0.2
                                  700,500    Norton McNaughton, Inc.                        10,056,577      3,414,938    0.5
                                  839,100    Paxson Communications Corporation               8,838,832     10,698,525    1.5
                                  142,700    Ryerson Tull, Inc. (Class A)                    1,882,780      2,354,550    0.3
                                  899,100    TPI Enterprises, Inc.                              77,045        125,874    0.0
                                  230,000    Viking Office Products, Inc.                    4,614,211      4,341,250    0.6
                                  300,000    WMS Industries, Inc.                            5,463,351      7,518,750    1.0
                                                                                          ------------   ------------  ------
                                                                                           112,915,620    126,071,165   17.1

Financial Services                 40,600    American National Insurance Co.                 2,442,745      3,623,550    0.5
                                   40,000    The BISYS Group, Inc.                           1,178,125      1,670,000    0.2
                                  166,200    Charter One Financial, Inc.                     2,857,934      8,954,025    1.2
                                  130,000    Civic Bancorp, Inc.                               706,250      1,787,500    0.3
                                  251,400    FirstFed Financial Corp.                        3,600,548      7,809,113    1.1
                                  120,000    Haven Bancorp, Inc.                             3,434,038      4,500,000    0.6
                                  292,300    PXRE Corp.                                      5,853,157      8,988,225    1.2
                                  107,500    Security-Connecticut Corp.                      2,030,339      5,919,219    0.8
                                                                                          ------------   ------------  ------
                                                                                            22,103,136     43,251,632    5.9




SCHEDULE OF INVESTMENTS (continued)
                                                                                                                      Percent of
Sectors*                     Shares Held              Stocks                                  Cost           Value    Net Assets
Health Care                       239,600    Biomatrix, Inc.                              $  3,664,032   $  4,552,400    0.6%
                                  207,000    COR Therapeutics, Inc.                          2,084,477      2,199,375    0.3
                                   75,000    Gilead Sciences, Inc.                           2,131,982      2,071,875    0.3
                                  500,000    Isolyser Company, Inc.                          3,047,185      1,359,375    0.2
                                   66,100    Magellan Health Services, Inc.                  1,614,516      1,949,950    0.3
                                  207,400    NeoRx Corp.                                     1,302,040        920,338    0.1
                                  236,700    Ostex International, Inc.                       2,734,502        562,163    0.1
                                  258,000    Physician Computer Network, Inc.                1,479,799      1,741,500    0.2
                                  574,500    Ramsay Health Care, Inc.                        3,830,632      1,938,938    0.3
                                  248,600    Scios, Inc.                                       997,564      1,584,825    0.2
                                  150,000    Sierra Health Services, Inc.                    4,760,136      4,687,500    0.6
                                  300,000    Sofamor Danek Group, Inc.                       7,276,565     13,725,000    1.9
                                  468,800    VISX, Inc.                                     11,494,579     11,134,000    1.5
                                  559,000    Vivus, Inc. (d)                                12,950,786     13,311,188    1.8
                                                                                          ------------   ------------  ------
                                                                                            59,368,795     61,738,427    8.4

Integrated Oils                   397,000    American Exploration Co.                        4,741,003      5,806,125    0.8
                                  327,400    Total Petroleum of North America, Ltd.          3,700,027      3,233,075    0.4
                                                                                          ------------   ------------  ------
                                                                                             8,441,030      9,039,200    1.2

Materials & Processing            320,000    ACX Technologies, Inc.                          6,274,546      7,200,000    1.0
                                  582,252    BHA Group, Inc. (Class A) (c)                   7,111,261     10,771,662    1.4
                                  278,000    Castle (A.M.) & Company                         4,673,249      6,133,375    0.8
                                  258,400    Citation Corp.                                  3,472,430      4,425,100    0.6
                                  328,300    Commonwealth Industries, Inc.                   5,307,677      6,689,113    0.9
                                  580,000    Giant Cement Holding, Inc.                      6,393,918     10,875,000    1.5
                                  602,900    Insituform Technologies, Inc. (Class A)         4,197,921      3,692,763    0.5
                                  526,900    Quanex Corp.                                   10,825,242     16,169,244    2.2
                                  716,500    Shiloh Industries, Inc.                         9,762,708     14,464,344    2.0
                                  475,000    UNC, Inc.                                       2,952,554      6,946,875    0.9
                                  830,076    Zemex Corporation                               7,282,851      6,433,089    0.9
                                                                                          ------------   ------------  ------
                                                                                            68,254,357     93,800,565   12.7

Miscellaneous                      44,900    ARM Financial Group, Inc. (Class A)               673,500        898,000    0.1
                                  303,000    DONCASTERS PLC (ADR) (b)                        5,400,178      7,006,875    0.9
                                  260,700    General Cable Corporation                       5,474,700      6,680,437    0.9
                                1,437,700    Mercer International, Inc.                     19,356,477     13,658,150    1.8
                                  502,600    Metromedia International Group, Inc.            6,344,711      6,376,737    0.9
                                   15,700    Primark Corporation                               401,009        418,012    0.1
                                                                                          ------------   ------------  ------
                                                                                            37,650,575     35,038,211    4.7

Other Energy                      325,000    Benton Oil & Gas Co.                            4,816,250      4,875,000    0.7
                                  308,391    Plains Resources, Inc. (e)                      1,806,983      4,433,121    0.6
                                  140,000    Plains Resources, Inc.                          1,461,553      2,065,000    0.3
                                  214,400    Tom Brown, Inc.                                 2,159,465      4,556,000    0.6
                                  333,000    TransTexas Gas Corp.                            3,337,536      5,328,000    0.7
                                                                                          ------------   ------------  ------
                                                                                            13,581,787     21,257,121    2.9




SCHEDULE OF INVESTMENTS (continued)
                                                                                                                      Percent of
Sectors*                     Shares Held              Stocks                                  Cost           Value    Net Assets
Producer Durables                 110,000    AGCO Corp.                                   $  2,383,050   $  3,953,125    0.5%
                                  132,200    Applied Industrial Technology, Inc.             3,671,180      4,759,200    0.6
                                  470,500    B.I., Inc.                                      4,513,883      3,528,750    0.5
                                  151,800    Brown & Sharpe Manufacturing Company
                                             (Class A)                                       2,111,422      2,295,975    0.3
                                   32,000    CellNet Data Systems, Inc.                        399,151        398,000    0.0
                                  217,100    Cincinnati Milacron, Inc.                       4,681,041      5,631,031    0.8
                                  808,800    Comdial Corp.                                   4,965,675      6,773,700    0.9
                                   99,000    Dynatech Corporation                            2,941,182      3,539,250    0.5
                                  188,000    Elsag Bailey Process Automation N.V.            3,019,280      3,454,500    0.5
                                  523,400    Nu Horizons Electronics, Inc.                   4,612,937      4,285,337    0.6
                                  260,000    Oakwood Homes Corp.                             5,856,169      6,240,000    0.8
                                  245,300    Ryland Group, Inc.                              3,575,517      3,464,862    0.5
                                  102,667    Sterling Commerce, Inc.                         1,775,650      3,375,178    0.5
                                  334,800    Stewart & Stevenson Services, Inc.              7,444,081      8,704,800    1.2
                                  518,750    TALX Corp.                                      4,385,624      2,269,531    0.3
                                  175,000    Toll Brothers, Inc.                             3,381,874      3,215,625    0.4
                                   53,200    Triumph Group, Inc.                             1,010,800      1,649,200    0.2
                                                                                          ------------   ------------  ------
                                                                                            60,728,516     67,538,064    9.1

Technology                        906,100    Alpha Industries, Inc.                          6,526,312      7,531,956    1.0
                                   96,600    Analogic Corp.                                  1,601,244      3,284,400    0.4
                                  166,400    Anixter International, Inc.                     2,241,097      2,860,000    0.4
                                  291,725    Boole & Babbage, Inc.                           1,390,355      6,199,156    0.8
                                  407,050    Brite Voice Systems, Inc.                       5,377,075      3,307,281    0.4
                                  742,550    C.P. Clare Corp.                                6,361,798     11,695,162    1.6
                                  415,400    DII Group, Inc.                                 9,550,129     18,277,600    2.5
                                  600,000    DSP Communications, Inc.                        4,428,120      6,600,000    0.9
                                   81,600    Identix, Inc.                                     697,680        902,700    0.1
                                  110,000    Marshall Industries                             3,220,471      4,097,500    0.6
                                  236,900    MathSoft, Inc.                                  1,247,850        740,312    0.1
                                  523,600    Network Equipment Technologies, Inc.            7,155,039      9,424,800    1.3
                                  283,000    Phoenix Technologies Ltd.                       3,730,448      3,679,000    0.5
                                  639,000    Planar Systems, Inc.                            7,535,335      6,629,625    0.9
                                  718,600    Platinum Technology, Inc.                       9,646,536      9,521,450    1.3
                                  255,000    Premenos Technology Corporation                 2,196,476      2,167,500    0.3
                                  373,400    Software Spectrum, Inc.                         7,959,567      4,854,200    0.7
                                  319,700    Storage Technology Corp.                        9,000,132     14,226,650    1.9
                                  567,700    Structural Dynamics Research Corp.             11,175,244     14,902,125    2.0
                                  693,800    Sybase, Inc.                                   11,906,603     10,320,275    1.4
                                  604,700    Texlon Corp.                                    6,882,844     10,884,600    1.5
                                  659,700    VMARK Software, Inc.                            6,390,940      5,112,675    0.7
                                  253,000    VWR Scientific Products Corp.                   3,607,837      3,984,750    0.5
                                  186,100    Vanstar Corporation                             1,663,473      2,628,662    0.4
                                4,500,000    Versus Technology, Inc.                         2,250,000      2,137,500    0.3
                                  495,800    Wang Laboratories, Inc.                        10,667,300     10,566,737    1.4
                                  134,400    Wyle Electronics                                4,478,128      5,308,800    0.7
                                                                                          ------------   ------------  ------
                                                                                           148,888,033    181,845,416   24.6

Utilities                         179,600    Applied Digital Access, Inc.                    1,243,764      1,391,900    0.2
                                  134,100    Rural Cellular Corp. (Class A)                  1,387,816      1,382,906    0.2
                                                                                          ------------   ------------  ------
                                                                                             2,631,580      2,774,806    0.4

                                             Total Stocks                                  560,355,626    670,745,157   90.8

SCHEDULE OF INVESTMENTS (concluded)
                                                                                                                      Percent of
                              Face Amount             Short-Term Securities                   Cost           Value    Net Assets
Commercial Paper**           $ 16,099,000    Associates Corporation of North America,
                                             6.15% due 7/01/1997                          $ 16,099,000   $ 16,099,000    2.2%
                                8,000,000    CSW Credit, Inc., 5.56% due 8/05/1997           7,956,756      7,956,756    1.1
                                5,000,000    International Securitization Corp., 5.57%
                                             due 7/18/1997                                   4,986,849      4,986,849    0.7
                               10,000,000    Lehman Brothers Holdings, Inc., 5.68%
                                             due 7/07/1997                                   9,990,533      9,990,533    1.3
                               20,000,000    National Fleet Funding Corp., 5.58%
                                             due 7/21/1997                                  19,938,000     19,938,000    2.7
                               13,000,000    Preferred Receivables Funding Corp., 5.54%
                                             due 7/14/1997                                  12,973,993     12,973,993    1.7

                                             Total Short-Term Securities                    71,945,131     71,945,131    9.7

Total Investments                                                                         $632,300,757    742,690,288  100.5
                                                                                          ============
Liabilities in Excess of Other Assets                                                                      (3,888,320)  (0.5)
                                                                                                         ------------  ------
Net Assets                                                                                               $738,801,968  100.0%
                                                                                                         ============  ======

Net Asset                    Class A--Based on net assets of $257,334,786 and 12,247,943
Value:                                shares outstanding                                                 $      21.01
                                                                                                         ============
                             Class B--Based on net assets of $393,462,425  and 19,533,655
                                      shares outstanding                                                 $      20.14
                                                                                                         ============
                             Class C--Based on net assets of $36,037,253 and 1,803,688
                                      shares outstanding                                                 $      19.98
                                                                                                         ============
                             Class D--Based on net assets of $51,967,504 and 2,479,479
                                      shares outstanding                                                 $      20.96
                                                                                                         ============

(a)Security represents 14.5% cumulative preferred stock. For each share of preferred stock, the Fund will receive an annual dividend of approximately 9.43 shares of common stock.
(b)American Depository Receipts (ADR).
(c)BHA Group, Inc. declared a 10% dividend during the quarter.
(d)Vivus, Inc. declared a two for one split during the quarter.
(e)The security may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  *Holdings are classified into the economic sectors found in the
   Russell 2000 Index.
 **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

PORTFOLIO INFORMATION



As of June 30, 1997

                                     Percent of
Top Ten Equity Holdings              Net Assets

Metromail Corp.                          4.2%
DIIGroup, Inc.                           2.5
Quanex Corp.                             2.2
Structural Dynamics Research Corp.       2.0
Shiloh Industries, Inc.                  2.0
Storage Technology Corp.                 1.9
CHS Electronics, Inc.                    1.9
Sofamor Danek Group, Inc.                1.9
Mercer International, Inc.               1.8
Vivus, Inc.                              1.8



Sectors Represented in               Percent of
the Portfolio                        Net Assets

Technology                              24.6%
Consumer Discretionary                  17.1
Materials &Processing                   12.7
Producer Durables                        9.1
Health Care                              8.4
Financial Services                       5.9
Miscellaneous                            4.7
Auto &Transportation                     3.8
Other Energy                             2.9
Integrated Oils                          1.2
Utilities                                0.4



Equity Portfolio Changes for the Quarter
Ended June 30, 1997

 Additions

 ARM Financial Group, Inc.
   (Class A)
*Alfin, Inc.
 Anixter International, Inc.
 The BISYS Group, Inc.
 Brown &Sharpe
   Manufacturing Company
   (Class A)
 Catalina Marketing
   Corporation
 DSP Communications, Inc.
 Dynatech Corporation
 Fingerhut Companies, Inc.
 General Cable Corporation
 Metromedia International
   Group, Inc.
*Olympic Steel, Inc.
 Paxson Communications
   Corporation
 Phoenix Technologies Ltd.
 Physician Computer Network,
   Inc.
*Polo Ralph Lauren Corp.
 Premenos Technology
   Corporation
 Primark Corporation
 Reno Air, Inc.
 Vanstar Corporation
 Viking Office Products, Inc.
 Vivus, Inc.
*WHG Resorts and Casinos Inc.



 Deletions

 Allen Telcom, Inc.
*Alfin, Inc.
 Business Objects S.A. (ADR)
 Cognos, Inc.
 Compuware Corp.
 Gibraltar Steel Corp.
 Gryphon Holdings Inc.
 Hyperion Software Corp.
 Newpark Resources, Inc.
*Olympic Steel, Inc.
 The Peak Technologies Group,
   Inc.
 Physician Reliance Network,
   Inc.
*Polo Ralph Lauren Corp.
 Pope & Talbot, Inc.
 Rofin-Sinar Technologies, Inc.
 Sea Containers, Ltd.
 Symantec Corp.
 Titan Exploration, Inc.

 TransAmerica Refining Corp.
   (Warrants)
 Transitional Hospitals Corp.
*WHG Resorts and Casinos Inc.

[FN]
*Added and deleted in the
 same quarter.